EQUIPMENT (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss on disposition of equipment	$ 32,033
Equipment amount	$ 656,441	1,717,995
Risk-adjusted discount rate of in impairment test percentage	50.00%
Loss on impairment of equipment	$ 772,174
Impairment of equipment expected to be idle percentage	100.00%
Cost of sales [member]
IfrsStatementLineItems [Line Items]
Amortization of equipment	$ 435,304	409,221
Operating expenses [member]
IfrsStatementLineItems [Line Items]
Amortization of equipment	$ 3,137	$ 2,347